Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,975,346.44
Total Fee Amount	2,482.40
Total Offset Amount	0.00
Net Fee	$ 2,482.40
Offering Table N/A
Offset Table N/A	N/A